Share-Based Payments - Fair Value of Share-Based Payments (Details)	Dec. 31, 2021 EquityInstruments $ / shares shares	Dec. 31, 2019 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments	1,279,086	2,575,586
Number of warrants set aside to secure the delivery of shares in connection with the utilization of the award program | shares	3,000,000
Board LTIP 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of stock awards | $ / shares	$ 22.49
Number of other equity instruments outstanding in share-based payment arrangement | EquityInstruments	51,399
Number of warrants set aside to secure the delivery of shares in connection with the utilization of the award program | shares	70,000